Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Income (loss) before noncontrolling interests	$ 650.3	$ (532.1)	$ 88.9
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(12.8)	(8.4)	(23.9)
Changes in fair values of derivatives qualifying as cash flow hedges	(0.1)	0.6	0.9
Net unrealized gains (losses) on available for sale securities	(2.0)	1.0	(0.9)
Changes in benefit plans net gain (loss) and prior service (cost)/credit	19.0	11.7	(57.6)
Other comprehensive income (loss), net of tax	4.1	4.9	(81.5)
Comprehensive income (loss) before noncontrolling interests	654.4	(527.2)	7.4
Comprehensive loss attributable to noncontrolling interests	(5.9)	(3.7)	(5.0)
Income from discontinued operation, net of taxes	31.3	(56.5)	(69.1)
Comprehensive income (loss)	$ 679.8	$ (587.4)	$ (66.7)